General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General
Date Of Incorporation	Jul. 31, 2013
Operations Commenced Date	Feb. 02, 2014
Entity Incorporation Place	Israel
Cash and cash equivalents	$ 6,947	$ 15,931
Restricted cash	113	112
Short-term deposits	3,807	27,938
marketable debt securities	40,100
Loss attributable to holders of its ordinary shares	28,771	20,461	$ 9,856
Accumulated deficit	$ (135,707)	$ (106,936)